Members' Contribution	3 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Members' Contribution

NOTE 3 – MEMBERS’ CONTRIBUTION

In April 2011, three former members of Arttor Gold made an initial capital contribution of $30 to Arttor Gold.

In May 2011, one of the former members of Arttor Gold made an initial capital contribution of $2,000,000 to Arttor Gold.